As filed with the Securities and Exchange Commission on November 8, 2001


                        Securities Act File No. 333-69517

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
  PRE-EFFECTIVE AMENDMENT NO.                                                |_|


POST-EFFECTIVE AMENDMENT NO. 8                                               |X|


                  (Check appropriate box or boxes)

                  SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                              The SunAmerica Center

                                733 Third Avenue

                               New York, NY 10017

                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204


                    (Name and Address for Agent for Service)

                                    Copy to:

                             Margery K. Neale, Esq.
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph(b)

     |x|  on (November 16, 2001) pursuant to paragraph(b)

     |_|  60 days after filing pursuant to paragraph(a)(1)

     |_|  on (date) pursuant to paragraph(a)(1)

     |_|  75 days after filing pursuant to paragraph(a)(2)

     |_|  on (date) pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

     |x| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Text stating purpose of amendment and incorporating by reference from previous filing.

(3) Signature page.

This amendment is being filed pursuant to Rule 485 (b)(1)(iii) for the purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will be responsive to SEC staff comments and will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).


Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-69517) filed on August 15, 2001.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of November, 2001.

                                  SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
                                                    (Registrant)

                                  By:              *
                                      ------------------------------
                                      Peter A. Harbeck,
                                      President and Director


         Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

         Signatures                    Title                           Date
         ----------                    -----                           ----

         *                    President and Director
--------------------------    (Principal Executive Officer)
Peter A. Harbeck


         *                    Treasurer (Principal Financial
--------------------------    and Accounting Officer)
Peter C. Sutton


         *                    Director
--------------------------
S. James Coppersmith


         *                    Director
--------------------------
Samuel M. Eisenstat


         *                    Director
--------------------------
Stephen J. Gutman


         *                    Director
--------------------------
Sebastiano Sterpa


*By: /s/ Peter E. Pisapia                                       November 8, 2001
     ---------------------
     Peter E. Pisapia
     Attorney-in-Fact

(212) 848-7045          [Shearman & Sterling Letterhead]





                                            November 8, 2001


VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
ATTN: John Ganley


                          Re: SunAmerica Strategic Investment Series, Inc.
                              Registration File No. 333-69517
                              Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A


Commissioners:

                  On behalf of SunAmerica Strategic Investment Series, Inc., we are hereby filing Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) of the Securities Act of 1933.

                  This amendment is being filed pursuant to Rule 485 (b)(1)(iii) of the Securities Act for the purpose of designating November 16, 2001 as a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file another post-effective amendment pursuant to Rule 485(b) prior to, or on, November 16, 2001 to respond to comments given by the Staff of the Securities and Exchange Commission, to include certain exhibits and to make certain non-material changes.

                  As counsel to the Registrant, we represent that this amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Securities Act.

November 8, 2001
Page 2


                  Please do not hesitate to contact the undersigned at (212) 848-7045 if you have questions or comments or if you require further information.

                                                 Very truly yours,

                                                 /s/ Sheri A. Schreck
                                                 ------------------------
                                                 Sheri A. Schreck


SS/sz



cc:      Robert M. Zakem